Loans and borrowings - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Mar. 16, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 03, 2026	Jun. 02, 2026	Mar. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Debt-to-equity conversion					$ 639,641
Number of shares issued In conversion			15,511,891
Conversion price (in dollars per share)			$ 19.34
Borrowings	$ 5,903,375			$ 5,903,375	5,903,375				$ 6,359,905	$ 5,598,805	$ 4,938,901
Snita Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Debt-to-equity conversion	$ 65,600	$ 275,700
Number of shares issued In conversion	3,864,300	16,150,000
Conversion price (in dollars per share)	$ 16.97	$ 16.97
Borrowings, adjustment to interest rate basis		5.40%						4.97%
Loss on debt extinguishment					1,600
Snita Term Loan Facility | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued In conversion	115,929,000	484,500,000
Geely Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Debt-to-equity conversion				$ 300,000
Number of shares issued In conversion				15,511,892
Conversion price (in dollars per share)				$ 19.34
Borrowings, adjustment to interest rate basis						3.20%	3.00%
Principal amount converted				$ 250,000
Interest amount converted				50,000
Borrowings	$ 300,000			$ 300,000	$ 300,000	$ 300,000
Geely Term Loan Facility | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued In conversion				465,356,760